Quality Dividend Fund
Quality Dividend Fund
Investment Objective
The Quality Dividend Fund (the "Fund") seeks to achieve current income and long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 11 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Quality Dividend Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Quality Dividend Fund		Class A	Class C	Institutional Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.77%	0.77%	0.77%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	1.63%	2.38%	1.38%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.25%	2.00%	1.00%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses".
[2]	Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, ("EquityCompass" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, any class-specific fees and expenses, "Acquired Fund" fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in effect until September 30, 2016, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A, Class C and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Quality Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,025	1,377	2,367
Class C	305	706	1,236	2,687
Institutional Class	102	400	719	1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67.56% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in a diversified portfolio of income-producing (dividend-paying) equity securities of U.S. and foreign companies. The Fund invests principally in common stocks, but its equity investments may also include real estate investment trusts ("REITs"), and other investment companies (including mutual funds and exchange-traded funds ("ETFs")). The Fund's equity investments may also include indirect exposure to foreign securities through American Depositary Receipts ("ADRs") and master limited partnerships ("MLPs"), although MLP investments will at no time exceed 20% of the Fund's net assets (measured at the time of purchase).

The Adviser combines quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Fund may invest in equity securities issued by companies of different capitalization ranges, but will typically focus on larger companies. In selecting securities, the Adviser first uses proprietary quantitative models to identify and rank stocks based on several characteristics, including quality (of financial condition and creation of shareholder value), relative value (based on fundamental metrics and analyst estimates) and income-generation potential (measured in terms of dividend, earnings, yield and payout ratio). The Adviser then determines the most attractive of the higher ranked securities based on their current and future prospects for income generation as well as long-term price appreciation. The Advisor considers a number of factors in this process, including history of dividend payment and growth, current dividend policy, and relevant corporate events.

Finally, in constructing the Fund's portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors ("Sectors"), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund's net assets will be exposed to any one Sector. The Fund will only exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

The Adviser monitors the Fund's holdings and may consider selling a security when valuation becomes excessive, there is deterioration in the issuer's relative attractiveness, financial position or fundamental prospects, or the Adviser believes there are more attractive investment opportunities elsewhere.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•  Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

•  Common Stock Investment Risk. Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's net asset value, which will fluctuate as the values of the Fund's portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Changing Distribution Levels Risk: Although the Fund will invest primarily in income-producing equities, the amount of income that the Fund will receive will vary and the Fund cannot guarantee any particular level of distributions.

•  Foreign Securities Risk. The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

•  REIT Risk. The securities of REITs may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, geographic or industry concentration, economic conditions and other factors.

•  Master Limited Partnership Risk. MLPs are interest-rate sensitive investments that may trade in lower volumes and be subject to abrupt or erratic price movements and may involve less control by outside investors and potential conflicts of interest among an MLP and its general partner. MLPs are also subject to different tax rules than other publicly-traded equity securities that may adversely impact the Fund.

Performance Information

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund's Class A shares performance for the past calendar year and by showing how the Fund's average annual returns for one year and since inception periods compared with those of the S&P 500 Index a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.equitycompass.com or by calling the Fund toll-free at (888) 201-5799.

Calendar Year-to-Date Total Return as of June 30, 2015: (3.31)% During the periods shown in the chart
Best Quarter	Worst Quarter
7.71%	(0.90)%
(June 30, 2014)	(September 30, 2014)

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Returns - Quality Dividend Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A		13.67%	15.70%	Sep. 30, 2013
Class C		12.81%	14.92%	Oct. 01, 2013
After Taxes on Distributions | Class A		12.71%	14.78%
After Taxes on Distributions and Sale of Shares | Class A		8.27%	11.88%
S&P 500® Index Class A Shares Comparison (reflects no deductions for fees or Expenses)	[1]	7.42%	27.19%	Sep. 30, 2013
S&P 500® Index Class C Shares Comparison (reflects no deductions for fees or Expenses)	[1]	7.42%	26.17%	Oct. 01, 2013
[1]	The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after tax returns for Class C and Institutional Class shares will vary.